SIGNIFICANT ACCOUNTING POLICIES - Securities Sold Under Agreements to Repurchase (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Assets Sold under Agreements to Repurchase, Carrying Amount	$ 5,453,037	$ 703,309	$ 1,590